Finance debt - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings	€ 28,502	€ 30,390
Short term debt
Borrowings
Borrowings	4,929	4,238
Short term debt | Euro
Borrowings
Borrowings	4,449	3,518
Short term debt | U.S. dollars
Borrowings
Borrowings	437	707
Short term debt | Other Currency [Member]
Borrowings
Borrowings	43	13
Long term debt and current portion of long-term debt
Borrowings
Borrowings	23,573	26,152
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	16,959	19,547
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings	6,612	6,603
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings	€ 2	€ 2